Disposal of Assets and Other Changes in Organizational Structure - Summary of Cash Flows From Sales of Interest With Loss of Control (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disposals [line items]
Cash received	$ 11,096	$ 435
Cash in subsidiary before losing control	(810)	(14)
Net Proceeds	10,286	421
Suape and citepe petrochemical plants [member]
Disclosure of disposals [line items]
Cash received		435
Cash in subsidiary before losing control		(14)
Net Proceeds		$ 421
Petrobras Paraguay [member]
Disclosure of disposals [line items]
Cash received	381
Cash in subsidiary before losing control	(45)
Net Proceeds	336
TAG [member]
Disclosure of disposals [line items]
Cash received	8,206
Cash in subsidiary before losing control	(174)
Net Proceeds	8,033
Petrobras Distribuidora [member]
Disclosure of disposals [line items]
Cash received	2,509
Cash in subsidiary before losing control	(591)
Net Proceeds	$ 1,917